Share-based compensation (Details) - Schedule of fair value of the options measured - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan 2021 [Member] | One Year Vesting Period [Member]
Share-based compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant date	[1]	USD 0.932 (2 year vesting) 1) USD 1.107 (3 year vesting) 1)
Share price at grant date		USD 1.64
Exercise price		USD 1.889
Expected volatility		93.40%
Expected life		2 and 3 years
Expected dividends
Risk-free interest rate		0.47%
Equity Incentive Plan 2021 [Member] | Two Year Vesting Period [Member]
Share-based compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant date	[2]	USD 1.241 (1 year vesting) 2) USD 1.850 (2 year vesting) 2) USD 2.183 (3 year vesting) 2)
Share price at grant date		USD 3.54
Exercise price		USD 3.511
Expected volatility		101.30%
Expected life		1, 2 and 3 years
Expected dividends
Risk-free interest rate		0.06%
Equity Incentive Plan 2020 [Member] | One Year Vesting Period [Member]
Share-based compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant date	[1]		USD 0.325 (2 year vesting) 1) USD 0.391 (3 year vesting) 1)
Share price at grant date			USD 0.79
Exercise price			USD 0.878
Expected volatility			84.96%
Expected life			2 and 3 years
Expected dividends
Risk-free interest rate			0.82%
Equity Incentive Plan 2020 [Member] | Two Year Vesting Period [Member]
Share-based compensation (Details) - Schedule of fair value of the options measured [Line Items]
Fair value at grant date	[2]		USD 0.258 (1 year vesting) 2) USD 0.514 (2 year vesting) 2) USD 0.578 (3 year vesting) 2)
Share price at grant date			USD 0.92
Exercise price			USD 0.825
Expected volatility			72.72%
Expected life			1, 2 and 3 years
Expected dividends
Risk-free interest rate			0.61%

[1]	October grants for the respective year
[2]	April grants for the respective year